Summary of Significant Accounting Policies (Details) - Schedule of Intial Recognization - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Intial Recognization [Line Items]
Short-term investments - debt security	¥ 925,678	¥ 331,228
Investments – equity security recorded within other current assets	96,343
Contingent consideration	13,461
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intial Recognization [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets	96,343
Contingent consideration
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intial Recognization [Line Items]
Short-term investments - debt security	925,678	331,228
Investments – equity security recorded within other current assets
Contingent consideration
Significant Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intial Recognization [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets
Contingent consideration	¥ 13,461